Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FREYR AS
Property and Equipment

3. Property and Equipment

Property and equipment as of March 31, 2021 and December 31, 2020, consisted of the following (in thousands):

	As of	As of
	March 31,	December 31,
	2021	2020
Office equipment	$140	$98
Less: Accumulated depreciation and amortization	(26)	(15)
Less: Foreign currency translation effects	(2)	(3)
Property and equipment, net	$112	$80

Depreciation expense related to property and equipment was $10 thousand and $3 thousand for the three months ended March 31, 2021 and 2020, respectively.

3. Property and Equipment

Property and equipment as of December 31, 2020 and 2019, consisted of the following (in thousands):

	As of December 31,
	2020	2019
Office equipment	$98	$20
Less: Accumulated depreciation and amortization	(15)	(1)
Less: Foreign currency translation effects	(3)	—
Property and equipment, net	$80	$19

Depreciation expense related to property and equipment was $15 thousand and $1 thousand for the years ended December 31, 2020 and 2019, respectively.